Stock-based Awards (Tables)	6 Months Ended
Jun. 30, 2014
Stock based Awards
Summary of stock option activity

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contract Life (in years)
Outstanding at December 31, 2012	15,418,788	$3.51	7.35

Granted	5,193,127	$8.44
Exercised	(98,878)	$1.73
Canceled/forfeited	(2,149,893)	$3.68

Outstanding at December 31, 2013	18,363,144	$4.89	7.17

Granted (unaudited)	10,545,647	$15.86
Exercised (unaudited)	(1,741,058)	$1.01
Canceled/forfeited (unaudited)	(502,943)	$9.36

Outstanding at June 30, 2014 (unaudited)	26,664,790	$9.40	7.98

Vested and expected to vest at December 31, 2013	16,947,300	$4.66	7.05
Exercisable at December 31, 2013	10,855,844	$2.82	5.97
Vested and expected to vest at June 30, 2014 (unaudited)	25,236,587	$9.32	7.91
Exercisable at June 30, 2014 (unaudited)	18,884,427	$8.72	7.39

Schedule of activity in connection with restricted stock

          Activity in connection with the restricted stock is as follows for the year ended December 31, 2013:

	Number of Shares	Weighted- Average Grant Date Fair Value
Non-vested — December 31, 2012	122,222	$3.56

Granted	20,873	$8.90
Vested	(87,540)	$4.83

Non-vested — December 31, 2013	55,555	$3.56

Granted (unaudited)	—	$—
Vested (unaudited)	27,777	$3.56
Canceled/forfeited (unaudited)	—	$—

Non-vested — June 30, 2014 (unaudited)	27,778	$3.56

Schedule of activity in connection with the restricted stock units

          Activity in connection with the restricted stock units is as follows for the six months ended June 30, 2014 (unaudited):

	Number of Shares	Weighted- Average Grant Date Fair Value
Non-vested — December 31, 2013	—	$—

Granted (unaudited)	720,146	$10.04
Vested (unaudited)	—	$—
Canceled/forfeited (unaudited)	(6,607)	$9.63

Non-vested — June 30, 2014 (unaudited)	713,539	$10.04

Schedule of stock-based compensation cost relating to stock options and restricted stock awards

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
				(unaudited)
Cost of revenue	$47	$122	$141	$53	$163
Sales and marketing	1,076	1,571	2,561	1,104	2,344
Technology and development	1,096	1,428	1,762	783	1,865
General and administrative	3,989	7,199	4,882	1,676	7,168

Total stock-based compensation expense	6,208	10,320	9,346	3,616	11,540
Amount capitalized to internal software use	266	214	540	251	614

Total stock-based compensation cost	$6,474	$10,534	$9,886	$3,867	$12,154